UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street
, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Global
Balanced Fund
A Series of Templeton Global Investment Trust
June 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended June 30, 2021, many
global economies improved as coronavirus vaccines
were distributed and people reengaged with the world.
However, inflation surged in many countries in the period’s
second half, driven by resurgent economic activity, supply
bottlenecks in certain sectors and base effects off of the
pandemic shocks in 2020. Many central banks signaled the
end of rate-cutting, and some began to move toward policy
normalization, but the U.S. Federal Reserve, the European
Central Bank and the Bank of Japan kept their policy rates
unchanged. Rising yields during 2021’s first quarter strained valuations across global fixed income markets, creating
headwinds for the asset class during the six-month period.
In this environment, global developed and emerging market
stocks, as measured by the MSCI All Country World Index,
posted a +12.56% total return.
1
Global government and
corporate bonds, as measured by the Bloomberg Barclays
Multiverse Index, posted a -2.95% total return.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Global Balanced Fund’s semiannual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Equity Group
This letter reflects our analysis and opinions as of June 30,
2021, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Templeton Global Balanced Fund 3
Performance Summary 10
Your Fund’s Expenses 12
Consolidated Financial Highlights and Statement of
Investments 13
Consolidated Financial Statements 34
Notes to Consolidated Financial Statements 39
Tax Information 57
Shareholder Information 58
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Templeton Global Balanced Fund
This semiannual report for Templeton Global Balanced Fund
covers the period ended June 30, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks both income and capital appreciation. Under
normal market conditions, the Fund invests in a diversified
portfolio of debt and equity securities worldwide. The Fund
normally invests at least 25% of its assets in fixed income
securities and at least 25% of its assets in equity securities.
The Fund seeks income by investing in a combination of
corporate, agency and government bonds and other debt
securities (including inflation-indexed securities) of any
maturity issued in numerous countries, including developing
markets countries, as well as stocks that offer or could
offer attractive dividend yields. The Fund may invest in
high-yield bonds that are rated below investment grade
and are sometimes referred to as “junk bonds.” The Fund
seeks capital appreciation by investing in equity securities of companies from a variety of industries located anywhere
in the world, including developing markets, but from time to time, based on economic conditions, the Fund may have
significant investments in particular sectors. The equity
securities in which the Fund invests are primarily common
stock. In addition, under normal market conditions, at least
40% of the Fund’s net assets are invested in non-U.S.
investments and in at least three different countries.
Performance Overview
The Fund’s Class A shares posted a +4.60% cumulative total
return for the six months under review. In comparison, the
Fund’s new primary benchmark, the MSCI All Country World
Index (ACWI)-NR posted a +12.30% cumulative total return,
while its old primary benchmark, the MSCI ACWI posted a
+12.56% cumulative total return.
1
The MSCI ACWI-NR is
replacing the MSCI ACWI as the Fund’s benchmark because
the investment manager believes the MSCI ACWI-NR
provides a more consistent basis for comparison relative
to the Fund’s peers. The Fund’s fixed income benchmark,
the Bloomberg Barclays Multiverse Index, posted a -2.95%
cumulative total return.
1
For the same period, the Fund’s new
Blended Benchmark, the Custom 50% MSCI ACWI-NR +
50% Bloomberg Barclays Multiverse Index, posted a +4.47%
cumulative total return, while its old Blended Benchmark,
the Custom 50% MSCI ACWI + 50% Bloomberg Barclays
Multiverse Index, posted a +4.59% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 10 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a +12.30% total
return for the six months ended June 30, 2021.
1
Global
equities benefited from monetary and fiscal stimulus
measures, rebounding economic activity and easing novel
coronavirus (COVID-19) pandemic restrictions in many
regions. The implementation of vaccination programs and
additional fiscal stimulus measures led many equity markets
to reach new all-time price highs.
In the U.S., the economy continued to recover and equities
rallied amid an accommodative monetary policy, additional
fiscal stimulus measures and ongoing vaccination programs.
The lifting of many COVID-19 restrictions and strong
consumer spending also supported the economy. Gross
domestic product (GDP) growth accelerated in 2021’s first
quarter, with total economic output nearly reaching pre-
pandemic levels. The rebound in corporate earnings and
Portfolio Composition
6/30/21
% of Total
Net Assets
Common Stocks 59.7%
Foreign Government and Agency Securities 24.9%
Other 0.7%
Short-Term Investments & Other Net Assets 14.7%
1. Source: Morningstar. The Fund’s Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
2. Source: U.S. Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
20
.

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progress toward a bipartisan infrastructure plan further
bolstered investor sentiment. The U.S. Federal Reserve
(Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25% and continued its program of open-ended
bond purchases to help keep markets functioning.
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth contracted during
2021’s first quarter. GDP growth rates were mostly negative
among the region’s largest economies amid renewed
lockdowns, delays in COVID-19 vaccine distribution and
weak consumer spending. Nevertheless, optimism that
successful vaccine programs would lift global growth helped
European developed market equities, as measured by the
MSCI Europe Index-NR, to post a +11.80% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted a
+4.54% total return for the six-month period.
1
The region’s
economic recovery was pressured by weak domestic
demand, most notably in China, despite improvement
in manufacturing and exports. Asian equity markets
experienced volatility near period-end due to inflation
concerns, rising COVID-19 infection rates in many countries, especially India, and renewed lockdowns.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a +7.45% total return
for the six months under review.
1
The recovery in oil and
industrial metals prices supported global emerging market
equities. Late in the period, higher COVID-19 cases in some
countries, limited vaccine rollouts and concerns about rising interest rates and inflation amid higher commodity prices
dampened investor enthusiasm in global emerging market
equities.
Sovereign bond yields rose across much of the world during
the first three months of the six-month period ended June 30,
2021, as vaccine distributions, ongoing stimulus measures
and optimism for improving economic conditions appeared to
fuel reflation expectations across financial markets. In April, sovereign bond yields in much of Asia and the Americas
pulled back from their March peaks, while many areas of
Europe saw yields continue to rise. In June, sovereign bond
yields declined across developed markets but shifted in
varying directions in emerging markets. On the whole, most
countries around the world saw yields rise significantly over the six-month period, despite the general trend of declining yields over the final months of the period.
The yield on the 10-year U.S. Treasury (UST) note finished
the six-month period 55 basis points (bps) higher at 1.47%.
It reached an intra-period peak of 1.74% on March 31, its
highest level since January 2020. In Europe, the yield on the
10-year German Bund finished the six-month period 36 bps
higher at -0.21%. In Asia, the yield on the 10-year Japanese government bond rose three bps to 0.05%. Sovereign bond
yields also notably rose in the U.K., Canada, Australia,
Sweden and Norway. In emerging markets, yields rose in
India, Indonesia, Thailand, Brazil, Mexico, Chile, Colombia
and Peru.
Rising yields strained valuations across many areas of the
global fixed income markets during 2021’s first quarter. U.S.
dollar (USD)-denominated sovereign credit sectors broadly
saw negative returns in January, February and March, before
sharply reversing to generate offsetting positive returns in
April, May and June as yields declined. Conditions were
somewhat different in corporate credit sectors as U.S.
investment-grade credit tiers initially saw negative returns on rate pressures, while high-yield credit tiers performed better, benefiting from greater spread cushioning. Investment-grade
corporate credits returned to positive performance in April,
May and June, modestly outpacing similar positive returns in the high-yield credit tiers.
In currency markets, the USD broadly strengthened against
a number of major developed market and emerging market
currencies in the first quarter, with a few notable exceptions.
That trend reversed in April and May as the USD broadly
depreciated, before returning to a strengthening pattern
in June. On the whole, the USD finished the six-month
period broadly stronger against most currencies, with
some exceptions. In Asia, the Chinese yuan appreciated
1.08% against the USD in the six-month period, while the
Indonesian rupiah depreciated 3.10%, the Indian rupee
1.76%, the Singapore dollar 1.78%, the South Korean won
3.71% and the Japanese yen 7.05%. In Europe, the euro
depreciated 2.93% against the USD. The Norwegian krone
appreciated 2.60% against the euro, and the Canadian
dollar appreciated 5.71%. The Swedish krona depreciated
0.96% against the euro. In Latin America, the Brazilian real appreciated 4.38% against the USD, while the Mexican peso
depreciated 0.25%, the Colombian peso 8.79% and the
Chilean peso 3.25%.
Vaccine distributions progressively accelerated in many
countries during the period, though supply setbacks
affected areas of Europe in March and April. COVID-19
infection levels peaked in January in the U.S. and Europe
before declining in February and plateauing in March.
Cases continued to trend lower in April, May and June.
Governments continued to struggle with balancing the needs

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of their economies with the health of their citizens during much of the first half of the period before higher vaccination rates and lower case levels enabled many regions to
progressively reopen their economies in the second quarter.
Business and consumer confidence surveys strengthened
in multiple regions during the period, particularly in the
second quarter, despite some growing concerns over the
proliferation of the COVID-19 delta variant in several parts of the world in June, notably in the U.K. and Australia.
Economic activity continued to broadly expand in many
countries during the second half of the period, largely driven by strength in goods sectors and manufacturing. Historically high savings rates in many countries also fueled resurgent
growth in the spring and summer months. Labor market
conditions generally continued to improve in many countries
during the period, though unemployment broadly remained
above pre-pandemic levels.
Inflation figures surged higher in many countries in April,
May and June, driven by a combination of factors that
included cyclical upswings associated with resurgent
economic activity, supply bottlenecks in certain sectors and base effects off of the pandemic shocks in 2020. Headline
Consumer Price Index (CPI) inflation in the U.S. rose
from 2.6% year-over-year in March to 4.2% in April and
5.0% in May, its highest level since 2008. In Europe, euro
area (EA) inflation rose from 0.9% in February to 1.3% in
March, 1.6% in April and 2.0% in May, before levelling off at
1.9% (estimated) in June; the EA had previously endured
deflationary pressures through the third and fourth quarters of 2020. Areas of non-core Europe, such as Hungary and
Russia, experienced above-target levels of inflation in May
and June. Globally, areas of Latin America, such as Brazil
and Mexico, also experienced above-target inflation during
the period, while inflation levels remained relatively more
contained in areas of Asia, such as China, South Korea,
Indonesia and Thailand.
Pent-up demand outpaced supply recoveries in certain
sectors during the spring and summer months, adding to
pricing pressures. Supply bottlenecks have intermittently
surfaced across a myriad of industries due to accelerating
demand, as well as logistical disruptions and ongoing
uncertainties (economic, health and policy) that make it
difficult to accurately schedule production.
Most central banks around the world signaled during the
middle of the six-month period that they had reached
the end of their rate-cutting cycles, with several banks
beginning to pivot towards plans for policy normalization.
The Bank of Canada began tapering its asset purchases in
April and indicated that interest rates could be raised in the second half of 2022. The Bank of England headed towards
concluding its quantitative easing program by the end of
2021. Norges Bank (Norway) indicated that a rate hike could
arrive in the second half of 2021. Riksbank (Sweden) was
on pace to wind down its asset purchase program in 2021
but intended to keep rates on hold at 0% for the foreseeable future. The Reserve Bank of New Zealand intended to end
its asset purchases by September and begin hiking rates by
mid-2022. Other developed market central banks—including
the Fed, the European Central Bank (ECB) and the Bank of
Japan (BOJ)—had not yet signaled a normalization schedule
as of the end of June.
In emerging markets, several countries faced persistent
inflation pressures that may force a faster tightening
response from their central banks. Notably, Brazil’s central bank hiked rates 75 bps three times during the period
(March, May and June) to 4.25%, and Mexico’s central bank
hiked its policy rate 25 bps in June to 4.25%, its first rate hike since December 2018. Other countries indicated they
may begin pursuing tightening policies in the second half of
2021.
The Fed kept the federal funds target rate unchanged at
0.00%–0.25%, at each of its policy meetings during the
period. In March, the Fed notably upgraded its growth
forecast for 2021 to 6.5% from its prior estimate of 4.2%
in December. The core inflation forecast was upgraded to
2.2% for 2021, from the prior estimate of 1.8%. However,
Fed Chair Jay Powell cautioned that a full recovery was
still distant and that economic conditions continued to
warrant extraordinary monetary accommodation, citing the
uncertainty related to the course of the pandemic.
In June, the overall policy tone shifted in a hawkish direction as the Fed raised its 2021 growth forecast for the U.S.
economy to 7.0% and increased its inflation forecast to
3.4%. Powell commented that “the economy has clearly
made progress,” and a majority of Fed officials brought
forward their projected expectations for rate hikes. The Fed’s dot plot survey had previously indicated expectations for no hikes until 2024 at the March meeting. In June, 13 of 18 Fed officials indicated expectations for a rate hike by the end of
2023, with 11 indicating expectations for two hikes. Seven
officials indicated expectations for at least one hike by the end of 2022. Powell cautioned that the dot surveys do not
reflect forward guidance from the committee and that any
discussion about raising rates is still “highly premature.”
Powell also indicated in June that discussions of when to
begin tapering its asset purchase program had begun, but
that the timeline is yet to be determined. The Fed continued
to purchase “at least $80 billion per month” in USTs and

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“at least $40 billion per month in agency mortgage-backed
securities” during the reporting period. The Fed’s balance
sheet reached US$8.1 trillion at the end of June.
Despite higher U.S. inflation figures during the period, Powell continued to dispel the notion that higher inflation figures in
2021 would necessitate near-term rate hikes, reiterating the
Fed’s view that the figures largely reflect “transitory factors”
that would not affect the course of monetary policy. Core
personal consumption expenditures (PCE) inflation surged to
3.4% year-over-year in May, its highest level since 1992, up from 3.1% in April and 1.9% in March. The Fed continued to
indicate it will let inflation run above 2.0% for periods of time to counterbalance prior periods of prolonged below-target
inflation, implying that the Fed will allow the U.S. economy to run hot in upcoming years. However, Powell directly
addressed Fed credibility concerns, stating that “if we see
inflation moving materially above 2% in a persistent way that risks inflation expectations drifting up, then we will use our tools to guide inflation expectations back down.” As of the
June meeting, the Fed projected core PCE will be 3.0% in
2021, and 2.1% in 2022 and 2023.
The ECB kept monetary policy unchanged at each of
its policy meetings during the period, leaving the main
refinancing operations rate at 0.0%, and the main deposit
facility rate at -0.5%. In March, the ECB announced that it
would accelerate the pace of its bond purchases under the
Pandemic Emergency Purchase Programme (PEPP). In
June, it recommitted to those levels, stating that the pace
and volume of bond purchases under the PEPP would
“continue to be conducted at a significantly higher pace than during the first months of the year.” The PEPP is currently
scheduled to run through March 2022 and has around €700
billion in capacity remaining of its total €1.85 trillion size.
The ECB raised its 2021 growth forecast for the EA to 4.6%
at its June meeting, describing conditions as “balanced”
and removing prior comments that risks were “titled to the
downside.”
The ECB also increased its 2021 inflation forecast for the
EA to 1.9% (harmonized index of consumer prices) from
1.5%. ECB President Christine Lagarde commented in June
that inflation remained distant from the ECB’s target and is expected to diminish in 2022. Lagarde warned that monetary
tightening would jeopardize the economic recovery and the
inflation outlook.
The BOJ kept monetary policy unchanged at each of its
policy meetings during the period, leaving the overnight
interest rate at 0.1% and the yield target on the 10-year
Japanese government bond at 0.0%. The BOJ published
the results of its monetary framework review in March,
the first of its kind since 2016. The findings indicated a
shift of emphasis from aggressive stimulus towards more
“sustainable” policy. The BOJ said it plans to intervene as
needed during events that require financial market support,
but will shift away from continuous balance sheet expansion
solely to stimulate economic activity. Japan continued to
struggle against deflationary pressures that have persisted
since April 2020. Core inflation (National CPI ex-fresh food)
rose to 0.1% year-over-year in May, from -0.1% in April and
March, -0.4% in February and -0.6% in January.
Investment Strategy
We search for undervalued or out-of-favor debt and equity
securities and for equity securities that offer or may offer current income.
When choosing fixed income investments for the Fund, we
perform an independent analysis of the securities being
considered for the Fund’s portfolio, rather than relying
principally on their ratings assigned by rating agencies, as well as an assessment of the potential impacts of material
environmental, social and governance (ESG) factors on
the long-term risk and return profile of a country. In our
analysis of corporate debt securities, we consider a variety of factors, including a company’s experience and managerial
strength; responsiveness to changes in interest rates and
business conditions; debt maturity schedules and borrowing
requirements; a company’s changing financial condition and
market recognition of the change; and a security’s relative
value based on such factors as anticipated cash flow,
Geographic Composition
6/30/21
% of Total
Net Assets
United States 27.5%
South Korea 9.5%
United Kingdom 7.2%
China 5.8%
Japan 5.1%
Germany 4.7%
India 4.0%
Indonesia 3.8%
Mexico 2.5%
Taiwan 1.8%
Argentina 1.8%
Ghana 1.7%
Hong Kong 1.6%
Colombia 1.5%
Other 6.8%
Short-Term Investments & Other Net Assets 14.7%

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interest or dividend coverage, asset coverage and earnings
prospects. With respect to sovereign debt securities, we
consider market, political and economic conditions, and
evaluate interest and currency exchange rate changes and
credit risks.
We regularly enter into currency-related transactions
involving certain derivative instruments, including currency and cross currency forwards, but we may also use other
derivative instruments, to provide a hedge against risks
associated with other securities held in the Fund or to
implement a currency investment strategy. The use of these
derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies, interest rates, countries, durations or credit risks, and may be used for
hedging or investment purposes.
When choosing equity securities for the Fund, we use a
fundamental research, value-oriented, long-term approach,
focusing on the market price of a security relative to our
evaluation of the company’s long-term earnings, asset value
and cash flow potential, as reflected by various metrics. This includes an assessment of the potential impacts of material
ESG factors on the long-term risk and return profile of a
company. The Fund may also use a variety of equity-related
derivatives, which may include equity futures and equity
index futures for various purposes.
Manager’s Discussion
We continued to allocate in favor of equities during the
period as we sought to take advantage of valuation
opportunities within emerging market equities. Within
fixed income, we sought to take advantage of valuation
opportunities in emerging market countries with favorable
growth prospects, low indebtedness and higher reserves.
Equity
Global equities rose during the period under review.
Progress in vaccination campaigns and businesses
reopening, along with ongoing monetary and fiscal
stimulus, aided continued economic recovery in several
parts of the world. In this environment, the equity portion
underperformed its benchmark index for the period, primarily due to stock selection and an overweighting in the consumer
discretionary sector and stock selection in the financials and communication services sectors.
China-based Xiabuxiabu Catering Management China
Holdings (not part of the index), which operates two lines
of hot pot restaurants throughout China, was a significant
relative detractor in the consumer discretionary sector,
with shares impacted by pandemic-related issues. Looking
ahead, the company operates in a competitive space,
but with its centralized kitchen is able to create barriers
to entry and benefit from economies of scale. Historically,
the company experienced strong growth as it expanded
throughout China, more than doubling the store base over
the past five years.
India-based Housing Development Finance and Hong
Kong-based AIA Group were major relative detractors in
the financials sector. Within the sector, we have continued
to avoid banks given the negative implications of financial
repression on bank profits as well as the potential for an
eventual loan-loss cycle once credit spreads normalize
from current extreme lows. On the other hand, we have
found a couple of limited opportunities in the insurance and consumer finance industries.
In contrast, stock selection and an underweighting in the
materials sector contributed to relative returns. Stock
selection in industrials along with stock selection and an
underweighting in consumer staples also boosted relative
performance.
Commodity prices strengthened during the period, which
broadly supported the Fund’s materials holdings such as
Luxembourg-based steelmaker ArcelorMittal and U.S.
copper producer Freeport-McMoRan. We believe copper
fundamentals are well supported, with relatively tight
supply and long-term demand drivers. Freeport also has a
higher-than-average production growth outlook, and recent
operational updates have increased investor confidence in
the company’s fundamentals.
United Parcel Service (UPS), one of the world’s largest
freight delivery service companies, was a significant relative contributor in the industrials sector. After numerous years
of consolidation and automation investment, the industry
has become more rational. The combination of this industry
discipline, higher domestic e-commerce volumes and
tighter capacity has resulted in better-than-expected margin
Top Five Equity Holdings
6/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Facebook, Inc. 2.7%
Interactive Media & Services , United States
UnitedHealth Group, Inc. 2.2%
Health Care Providers & Services , United States
Just Eat Takeaway.com NV 2.1%
Internet & Direct Marketing Retail , Germany
Alibaba Group Holding Ltd. 2.1%
Internet & Direct Marketing Retail , China
Berkshire Hathaway, Inc. 1.9%
Diversified Financial Services , United States

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realization and returns. Management changes, higher cash
generation and shifts in capital allocation have also fueled outperformance.
Regionally, stock selection in the U.S. and Japan contributed to relative performance during the period. We remain
generally constructive on Japan given ongoing corporate
reforms. At the policy level, the economic policies of former prime minister Shinzo Abe encouraged genuine reform,
including accommodative monetary policy, lower corporate
tax rates, deregulation, corporate governance reforms and
greater openness to trade and immigration. We believe
these positive structural trends are likely to continue in the post-Abe era. We also like the bottom-up opportunities in the market, as many companies still look relatively inexpensive
to us and offer an interesting combination of defensive
characteristics (diverse revenues and cash-rich balance
sheets) as well as exposure to high-growth end-markets
like China and industries like technology and automation.
Finally, Japan is a relatively uncorrelated market, and some
Japanese companies may offer good inflation protection
given elevated commodity exposure and a stable base
currency.
Stock selection in Asia ex-Japan, particularly China,
detracted from relative performance. While we are positive
about many of the longer-term trends driving China’s
economic growth, we also recognize the economy’s
vulnerabilities. Ongoing concerns about excess capacity and
unproductive debt raise the likelihood of tightening financial conditions, while regulatory and political risks remain ever present. Valuations also look generally expensive for the
kinds of digitally native, domestically-oriented companies
we might like to own, while the cheaper companies are
comprised of less attractive conglomerates and state-owned
enterprises.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the six months ended June 30, 2021, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s
investment predominantly in securities with non-U.S.
currency exposure.
Fixed Income
The successful development of vaccines against COVID-19
in the final months of 2020 substantially changed our outlook and positioning for 2021. In the weeks before the six-month
reporting period began, we significantly shifted the emphasis of the Fund’s strategic positioning from a safe-haven stance toward an increasing allocation in risk assets. We expected
a rebound in global economic activity and improving
economic conditions in the spring and summer months of
2021 as vaccines were progressively distributed and people
increasingly reengaged with the world.
We were actively constructive in a number of regions
throughout the period, particularly in areas of Asia that
appeared to be at the forefront of the global economic
recovery. The Fund was focused on three core themes
during the six-month period: (1) weakness in the euro and
USD, on excessive fiscal and monetary policies in Europe
and the U.S., against currencies in countries with strong
trade dynamics, current account surpluses, better fiscal
management and stronger growth potential, notably in Asia;
(2) avoiding interest-rate risks in low-yielding developed
markets; and (3) pursuing sovereign bonds with relatively
higher yields in a select set of resilient emerging markets.
At the beginning of the period, the Fund held overweighted
positions in specific currencies that showed medium-term
value against the USD and the euro. We held notable
exposures to the Chinese yuan, the South Korean won, the
Indian rupee and the Indonesian rupiah against the USD.
We added exposure to the Singapore dollar in April and the
New Zealand dollar in June. In Europe, we held exposures in
the Norwegian krone and Swedish krona against the euro. In
the Americas, we held long exposure to the Canadian dollar
against the euro, and long exposures to the Colombian
peso and Brazilian real against the USD. In May, we added
exposure to the Chilean peso against the USD. During the
period, we used currency forwards and currency options to
actively manage currency exposures.
We also continued to focus on compelling risk-adjusted
yields in various local-currency bond markets, specifically
in countries with resilient economies and strong trade
dynamics. We continued to largely avoid developed market
duration exposures in preference for higher yields available in select emerging markets, notably including Indonesia,
India, Mexico, Colombia, Brazil and Ghana, among others.
We saw pockets of value in certain USD-denominated
sovereign credits, but we continued to largely prefer specific valuations in the local-currency markets over the more fully valued credit markets.

Templeton Global Balanced Fund

franklintempleton.com
Semiannual Report
During the period, the Fund’s negative absolute performance
was primarily due to currency positions. Interest-rate
strategies contributed to absolute results, as did overall
credit exposures. Among currencies, the Fund’s net-positive
position in the Japanese yen detracted from absolute
performance, as did currency positions in Latin America
(the Argentine peso) and Asia ex-Japan (the South Korean
won). However, the Fund’s position in the Canadian dollar
against the euro contributed to absolute results. The Fund
maintained a defensive approach regarding interest rates
in developed markets, while holding duration exposures
in select emerging markets. Select duration exposures in
Latin America (Argentina) and Africa (Ghana) contributed
to absolute performance. Among credit exposures,
subinvestment-grade sovereign credits contributed to
absolute return.
On a relative basis, the Fund’s performance fared better
than that of its benchmark index primarily due to interest-
rate strategies, followed by overall credit exposures.
Currency positions detracted from relative results. The
Fund maintained a defensive approach regarding interest
rates in developed markets, while holding duration
exposures in select emerging markets. Select overweighted
duration exposures in Latin America (Argentina) and Africa
(Ghana) contributed to relative performance, as did select
underweighted duration exposures in Europe. Among credit
exposures, overweighted exposure to subinvestment-
grade sovereign credits contributed to relative return.
Among currencies, the Fund’s overweighted position in
the Japanese yen detracted from relative results, as did
overweighted currency positions in Latin America (the
Argentine peso) and Asia ex-Japan (the South Korean won).
However, the Fund’s underweighted exposure to the euro
contributed to relative performance.
*Does not include cash and cash equivalents.
Thank you for your continued participation in Templeton
Global Balanced Fund. We look forward to serving your
future investment needs.
Michael Hasenstab, Ph.D.
Co-Lead Portfolio Manager
Warren Pustam, CFA
Co-Lead Portfolio Manager
Herbert J. Arnett, Jr.
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top Five Fixed Income Holdings
*
6/30/21
Issuer
% of Total
Net Assets
a a
Republic of Korea 4.3%
Republic of Indonesia 3.8%
Republic of India 2.8%
United Mexican States 2.5%
Korea Monetary Stabilization Bond 2.0%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2021
Templeton Global Balanced Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +4.60% -1.01%
1-Year +20.94% +14.43%
5-Year +26.25% +3.56%
10-Year +46.72% +3.32%
Advisor
6-Month +4.70% +4.70%
1-Year +21.56% +21.56%
5-Year +27.72% +5.02%
10-Year +51.13% +4.22%
See page 11 for Performance Summary footnotes.

Templeton Global Balanced Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline.
The risks associated with higher yielding, lower rated debt securities include higher risk of default and loss of principal. The markets for a particular security or instrument or type of security or instrument are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities or instruments when necessary to meet the Fund’s liquidity needs or in response to a specific market event. The Fund’s investment in derivative securities, such as swaps, financial futures and option contracts, and use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–6/30/21)
Share Class
Net Investment
Income
A $0.0300
A1 $0.0300
C $0.0186
C1 $0.0223
R $0.0262
R6 $0.0351
Advisor $0.0335
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.23% 1.32%
Advisor 0.98% 1.07%

Your Fund’s Expenses
Templeton Global Balanced Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,046.00 $6.22 $1,018.72 $6.13 1.23%
A1 $1,000 $1,045.90 $6.22 $1,018.72 $6.13 1.23%
C $1,000 $1,042.20 $10.01 $1,014.99 $9.88 1.98%
C1 $1,000 $1,046.70 $8.28 $1,016.70 $8.16 1.63%
R $1,000 $1,044.40 $7.35 $1,017.61 $7.25 1.45%
R6 $1,000 $1,047.70 $4.44 $1,020.46 $4.38 0.87%
Advisor $1,000 $1,047.00 $4.96 $1,019.95 $4.89 0.98%

Templeton Global Investment Trust
Consolidated Financial Highlights
Templeton Global Balanced Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a
Six Months
Ended June
30, 2021*
(unaudited)
Year Ended December 31,
2016
a
2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.82 $2.84 $2.77 $3.17 $2.91 $2.72
Income from investment operations
b
:
Net investment income
c
............. 0.03 0.07 0.11 0.10 0.09 0.07
Net realized and unrealized gains (losses) 0.10 (0.04) 0.08 (0.38) 0.25 0.15
Total from investment operations ........ 0.13 0.03 0.19 (0.28) 0.34 0.22
Less distributions from:
Net investment income .............. (0.03) (0.05) (0.12) (0.12) (0.08) (0.03)
Net asset value, end of period .......... $2.92 $2.82 $2.84 $2.77 $3.17 $2.91
Total return
d
....................... 4.60% 1.49% 6.96% (9.44)% 12.18% 7.97%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.28% 1.30% 1.22% 1.19% 1.17% 1.16%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.23% 1.26% 1.19% 1.16% 1.14% 1.15%
Net investment income ............... 1.73% 2.85% 3.81% 3.17% 2.82% 3.28%
Supplemental data
Net assets, end of period (000’s) ........ $342,688 $354,879 $465,915 $557,604 $745,957 $780,810
Portfolio turnover rate ................ 34.98% 74.03% 26.62% 45.92% 34.25% 16.66%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021. See Note 1(f).
a
For the period April 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Consolidated Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended June
30, 2021*
(unaudited)
Year Ended December 31,
2016
a
2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.83 $2.84 $2.77 $3.18 $2.91 $2.72
Income from investment operations
b
:
Net investment income
c
............. 0.03 0.07 0.11 0.10 0.09 0.07
Net realized and unrealized gains (losses) 0.10 (0.03) 0.08 (0.39) 0.26 0.15
Total from investment operations ........ 0.13 0.04 0.19 (0.29) 0.35 0.22
Less distributions from:
Net investment income .............. (0.03) (0.05) (0.12) (0.12) (0.08) (0.03)
Net asset value, end of period .......... $2.93 $2.83 $2.84 $2.77 $3.18 $2.91
Total return
d
....................... 4.59% 1.49% 7.33% (9.45)% 12.18% 7.97%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.28% 1.30% 1.22% 1.19% 1.17% 1.16%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.23% 1.26% 1.19% 1.16% 1.14% 1.15%
Net investment income ............... 1.73% 2.86% 3.81% 3.17% 2.82% 3.28%
Supplemental data
Net assets, end of period (000’s) ........ $192,525 $198,816 $252,990 $285,358 $293,488 $319,161
Portfolio turnover rate ................ 34.98% 74.03% 26.62% 45.92% 34.25% 16.66%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021. See Note 1(f).
a
For the period April 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Consolidated Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a
Six Months
Ended June
30, 2021*
(unaudited)
Year Ended December 31,
2016
a
2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.81 $2.82 $2.75 $3.16 $2.90 $2.70
Income from investment operations
b
:
Net investment income
c
............. 0.01 0.05 0.09 0.08 0.06 0.05
Net realized and unrealized gains (losses) 0.11 (0.03) 0.08 (0.40) 0.26 0.16
Total from investment operations ........ 0.12 0.02 0.17 (0.32) 0.32 0.21
Less distributions from:
Net investment income .............. (0.02) (0.03) (0.10) (0.09) (0.06) (0.01)
Net asset value, end of period .......... $2.91 $2.81 $2.82 $2.75 $3.16 $2.90
Total return
d
....................... 4.22% 0.68% 6.55% (10.23)% 11.03% 7.74%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.03% 2.04% 1.97% 1.94% 1.92% 1.89%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.98% 2.00% 1.94% 1.91% 1.89% 1.88%
Net investment income ............... 0.98% 2.02% 3.06% 2.42% 2.07% 2.55%
Supplemental data
Net assets, end of period (000’s) ........ $72,604 $83,658 $139,231 $203,587 $317,374 $340,265
Portfolio turnover rate ................ 34.98% 74.03% 26.62% 45.92% 34.25% 16.66%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021. See Note 1(f).
a
For the period April 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Consolidated Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended June
30, 2021*
(unaudited)
Year Ended December 31,
2016
a
2020 2019 2018 2017
Class C1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.83 $2.84 $2.77 $3.17 $2.91 $2.72
Income from investment operations
b
:
Net investment income
c
............. 0.02 0.06 0.10 0.09 0.08 0.06
Net realized and unrealized gains (losses) 0.11 (0.03) 0.08 (0.39) 0.25 0.15
Total from investment operations ........ 0.13 0.03 0.18 (0.30) 0.33 0.21
Less distributions from:
Net investment income .............. (0.02) (0.04) (0.11) (0.10) (0.07) (0.02)
Net asset value, end of period .......... $2.94 $2.83 $2.84 $2.77 $3.17 $2.91
Total return
d
....................... 4.67% 1.01% 6.82% (9.88)% 11.71% 7.62%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.68% 1.70% 1.62% 1.59% 1.57% 1.56%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.63% 1.66% 1.59% 1.56% 1.54% 1.55%
Net investment income ............... 1.37% 2.32% 3.41% 2.77% 2.42% 2.88%
Supplemental data
Net assets, end of period (000’s) ........ $7,832 $13,050 $27,765 $62,418 $173,079 $202,929
Portfolio turnover rate ................ 34.98% 74.03% 26.62% 45.92% 34.25% 16.66%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021. See Note 1(f).
a
For the period April 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Consolidated Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a
Six Months
Ended June
30, 2021*
(unaudited)
Year Ended December 31,
2016
a
2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.84 $2.85 $2.78 $3.18 $2.92 $2.72
Income from investment operations
b
:
Net investment income
c
............. 0.02 0.07 0.10 0.09 0.08 0.06
Net realized and unrealized gains (losses) 0.11 (0.03) 0.08 (0.38) 0.25 0.16
Total from investment operations ........ 0.13 0.04 0.18 (0.29) 0.33 0.22
Less distributions from:
Net investment income .............. (0.03) (0.05) (0.11) (0.11) (0.07) (0.02)
Net asset value, end of period .......... $2.94 $2.84 $2.85 $2.78 $3.18 $2.92
Total return
d
....................... 4.44% 1.68% 6.66% (9.67)% 11.84% 8.11%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.50% 1.43% 1.47% 1.44% 1.42% 1.41%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.45% 1.40% 1.44% 1.41% 1.39% 1.40%
Net investment income ............... 1.53% 2.63% 3.56% 2.92% 2.57% 3.03%
Supplemental data
Net assets, end of period (000’s) ........ $1,362 $1,591 $2,348 $2,778 $4,944 $5,487
Portfolio turnover rate ................ 34.98% 74.03% 26.62% 45.92% 34.25% 16.66%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021. See Note 1(f).
a
For the period April 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Consolidated Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended June
30, 2021*
(unaudited)
Year Ended December 31,
2016
a
2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.83 $2.85 $2.78 $3.18 $2.92 $2.73
Income from investment operations
b
:
Net investment income
c
............. 0.03 0.08 0.12 0.11 0.09 0.08
Net realized and unrealized gains (losses) 0.11 (0.04) 0.08 (0.38) 0.26 0.15
Total from investment operations ........ 0.14 0.04 0.20 (0.27) 0.35 0.23
Less distributions from:
Net investment income .............. (0.04) (0.06) (0.13) (0.13) (0.09) (0.04)
Net asset value, end of period .......... $2.93 $2.83 $2.85 $2.78 $3.18 $2.92
Total return
d
....................... 4.77% 1.87% 7.32% (9.09)% 12.56% 8.35%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.97% 0.99% 0.92% 0.89% 0.84% 0.81%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.87% 0.90% 0.84% 0.82% 0.77% 0.79%
Net investment income ............... 2.09% 3.18% 4.16% 3.51% 3.19% 3.64%
Supplemental data
Net assets, end of period (000’s) ........ $4,171 $4,624 $6,080 $7,933 $11,254 $752
Portfolio turnover rate ................ 34.98% 74.03% 26.62% 45.92% 34.25% 16.66%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021. See Note 1(f).
a
For the period April 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Consolidated Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a
Six Months
Ended June
30, 2021*
(unaudited)
Year Ended December 31,
2016
a
2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.84 $2.85 $2.78 $3.19 $2.92 $2.73
Income from investment operations
b
:
Net investment income
c
............. 0.03 0.08 0.12 0.11 0.10 0.08
Net realized and unrealized gains (losses) 0.10 (0.03) 0.08 (0.39) 0.26 0.14
Total from investment operations ........ 0.13 0.05 0.20 (0.28) 0.36 0.22
Less distributions from:
Net investment income .............. (0.03) (0.06) (0.13) (0.13) (0.09) (0.03)
Net asset value, end of period .......... $2.94 $2.84 $2.85 $2.78 $3.19 $2.92
Total return
d
....................... 4.70% 1.75% 7.57% (9.19)% 12.42% 8.22%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.03% 1.04% 0.97% 0.94% 0.92% 0.91%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.98% 1.00% 0.94% 0.91% 0.89% 0.90%
Net investment income ............... 1.99% 3.00% 4.06% 3.42% 3.07% 3.53%
Supplemental data
Net assets, end of period (000’s) ........ $69,048 $77,426 $141,277 $207,346 $246,044 $212,161
Portfolio turnover rate ................ 34.98% 74.03% 26.62% 45.92% 34.25% 16.66%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021. See Note 1(f).
a
For the period April 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Statement of Investments (unaudited), June 30, 2021
Templeton Global Balanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

.
a a Industry Shares a Value
a
Common Stocks 59.7%
Belgium 0.3%
a
Galapagos NV .................. Biotechnology 26,604 $ 1,839,576
a
China 5.8%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 505,100 14,321,431
a,b
Kuaishou Technology, 144A, Reg S ... Interactive Media & Services 58,700 1,476,252
a
New Oriental Education & Technology
Group, Inc. .................... Diversified Consumer Services 764,700 6,280,378
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 37,890 7,794,731
Tencent Holdings Ltd. ............. Interactive Media & Services 82,200 6,189,004
a,b
Xiabuxiabu Catering Management China
Holdings Co. Ltd., 144A, Reg S .... Hotels, Restaurants & Leisure 3,756,500 3,936,332
39,998,128
France 0.6%
Dassault Aviation SA .............. Aerospace & Defense 3,454 4,069,099
Germany 4.7%
Continental AG .................. Auto Components 32,227 4,741,673
Deutsche Boerse AG .............. Capital Markets 26,211 4,575,418
E.ON SE ....................... Multi-Utilities 353,866 4,094,460
a,b
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 158,081 14,621,139
Siemens AG .................... Industrial Conglomerates 27,545 4,373,931
32,406,621
Hong Kong 1.6%
AIA Group Ltd. .................. Insurance 870,400 10,797,746
India 1.2%
Housing Development Finance Corp.
Ltd. ......................... Thrifts & Mortgage Finance 248,705 8,296,163
Ireland 0.6%
a
Ryanair Holdings plc, ADR ......... Airlines 39,400 4,263,474
a
Japan 5.1%
Hitachi Ltd. ..................... Industrial Conglomerates 203,900 11,685,986
Honda Motor Co. Ltd. ............. Automobiles 223,400 7,185,915
Seria Co. Ltd. ................... Multiline Retail 201,800 7,442,227
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 115,800 3,886,664
Toyota Industries Corp. ............ Auto Components 57,600 4,981,419
35,182,211
Luxembourg 0.6%
ArcelorMittal SA ................. Metals & Mining 139,841 4,305,656
Netherlands 0.6%
NN Group NV ................... Insurance 93,011 4,394,149
Singapore 0.6%
a,c,d
Aspirational Consumer Lifestyle Corp. . Capital Markets 439,500 4,395,000
a
South Africa 0.0%
a,c,d
K2016470219 South Africa Ltd., A .... Multiline Retail 32,900,733 —
a,c,d
K2016470219 South Africa Ltd., B .... Multiline Retail 4,646,498 —
—
South Korea 1.6%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 155,540 11,097,508

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Spain 0.6%
a
Amadeus IT Group SA ............ IT Services 61,448 $ 4,332,243
a
Taiwan 1.8%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 584,300 12,560,780
United Kingdom 7.2%
a
Allfunds Group plc ................ Capital Markets 182,800 3,181,800
AstraZeneca plc ................. Pharmaceuticals 44,865 5,390,660
a
Compass Group plc .............. Hotels, Restaurants & Leisure 213,791 4,504,456
Diageo plc ..................... Beverages 262,604 12,587,133
Imperial Brands plc ............... Tobacco 185,176 3,993,190
a
Informa plc ..................... Media 597,985 4,156,153
Persimmon plc .................. Household Durables 106,242 4,352,373
Prudential plc ................... Insurance 330,400 6,286,571
a
Travis Perkins plc ................ Trading Companies & Distributors 218,729 5,118,041
49,570,377
United States 26.8%
a
Alphabet, Inc., A ................. Interactive Media & Services 1,813 4,426,965
American Express Co. ............ Consumer Finance 30,100 4,973,423
a
Array Technologies, Inc. ........... Electrical Equipment 145,600 2,271,360
a
Berkshire Hathaway, Inc., B ......... Diversified Financial Services 47,000 13,062,240
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 4,730 10,349,666
Comcast Corp., A ................ Media 200,124 11,411,071
a
DXC Technology Co. .............. IT Services 211,800 8,247,492
a
F5 Networks, Inc. ................ Communications Equipment 52,400 9,780,984
a
Facebook, Inc., A ................ Interactive Media & Services 54,000 18,776,340
Freeport-McMoRan, Inc. ........... Metals & Mining 52,100 1,933,431
General Dynamics Corp. ........... Aerospace & Defense 24,400 4,593,544
H&R Block, Inc. .................. Diversified Consumer Services 53,000 1,244,440
HCA Healthcare, Inc. .............. Health Care Providers & Services 32,100 6,636,354
Keurig Dr Pepper, Inc. ............. Beverages 118,100 4,161,844
a
LivaNova plc .................... Health Care Equipment & Supplies 28,800 2,422,368
Marathon Petroleum Corp. ......... Oil, Gas & Consumable Fuels 81,600 4,930,272
Medtronic plc ................... Health Care Equipment & Supplies 35,500 4,406,615
a
Sabre Corp. .................... IT Services 358,800 4,477,824
a
Southwest Airlines Co. ............ Airlines 75,000 3,981,750
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 30,600 4,431,798
United Parcel Service, Inc., B ....... Air Freight & Logistics 35,700 7,424,529
UnitedHealth Group, Inc. ........... Health Care Providers & Services 38,510 15,420,944
Visa, Inc., A ..................... IT Services 36,200 8,464,284
a
Walt Disney Co. (The) ............. Entertainment 54,900 9,649,773
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 83,100 6,839,130
a
Zendesk , Inc. ................... Software 72,918 10,524,984
184,843,425
Total Common Stocks (Cost $306,726,169) .....................................
412,352,156
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
b,c,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 2,767,566 —

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
b,c,e
K2016470219 South Africa Ltd.,
(continued)
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 2,708,327 EUR $ —
b,c,e
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 1,408,368 —
—
Total Corporate Bonds (Cost $4,390,313) .......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 24.9%
Argentina 1.8%
f,g
Argentina BONCER ,
Index Linked, 1%, 8/05/21 ........ 61,069,185 ARS 364,483
Index Linked, 1.2%, 3/18/22 ....... 705,278,260 ARS 4,185,439
Index Linked, 1.3%, 9/20/22 ....... 5,133,424 ARS 30,083
Index Linked, 1.4%, 3/25/23 ....... 446,669,321 ARS 2,550,262
Index Linked, 1.5%, 3/25/24 ....... 403,862,950 ARS 2,189,396
g,h
Argentina Bonos del Tesoro Nacional en
Pesos Badlar , FRN, 36.104%, (ARS
BADLAR + 2%), 4/03/22 ......... 37,519,000 ARS 214,989
g
Argentina Government Bond ,
18.2%, 10/03/21 ................ 193,279,000 ARS 1,083,797
16%, 10/17/23 ................. 308,428,000 ARS 1,121,734
15.5%, 10/17/26 ................ 243,952,000 ARS 579,445
12,319,628
Brazil 0.5%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 6,510,000 BRL 1,386,798
10%, 1/01/27 .................. 2,780,000 BRL 595,521
10%, 1/01/29 .................. 2,780,000 BRL 597,418
10%, 1/01/31 .................. 4,450,000 BRL 949,259
3,528,996
Colombia 1.5%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 52,000,000 COP 14,195
Senior Bond, 9.85%, 6/28/27 ...... 83,000,000 COP 26,439
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 1,382,200,000 COP 380,711
B, 10%, 7/24/24 ................ 1,738,000,000 COP 528,251
B, 6.25%, 11/26/25 .............. 3,538,000,000 COP 956,728
B, 7.5%, 8/26/26 ............... 26,717,000,000 COP 7,546,007
B, 5.75%, 11/03/27 .............. 2,434,000,000 COP 621,595
10,073,926
Ecuador 1.0%
b
Ecuador Government Bond ,
Senior Note, 144A, 0.5%, 7/31/30 .. 2,460,000 2,115,625
Senior Bond, 144A, 0.5%, 7/31/35 .. 6,275,000 4,329,750

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ecuador (continued)
b
Ecuador Government Bond, (continued)
Senior Bond, 144A, 0.5%, 7/31/40 .. 599,000 $ 373,626
6,819,001
El Salvador 0.0%
†
b
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 100,000 91,760
Ghana 1.7%
Ghana Government Bond ,
24.75%, 7/19/21 ................ 6,550,000 GHS 1,119,455
18.75%, 1/24/22 ................ 4,265,000 GHS 738,584
18.25%, 7/25/22 ................ 7,580,000 GHS 1,318,366
Senior Note, 17.6%, 2/20/23 ...... 50,000 GHS 8,682
19.75%, 3/25/24 ................ 6,470,000 GHS 1,171,884
Senior Note, 18.3%, 3/02/26 ...... 105,000 GHS 18,095
19%, 11/02/26 ................. 25,220,000 GHS 4,413,760
19.75%, 3/15/32 ................ 18,450,000 GHS 3,251,801
12,040,627
India 2.8%
India Government Bond ,
7.16%, 5/20/23 ................ 83,000,000 INR 1,167,485
Senior Note, 5.22%, 6/15/25 ...... 93,000,000 INR 1,235,816
8.2%, 9/24/25 ................. 289,100,000 INR 4,240,108
Senior Note , 5.15%, 11/09/25 ..... 115,000,000 INR 1,519,162
7.59%, 1/11/26 ................. 509,200,000 INR 7,308,562
7.27%, 4/08/26 ................ 280,500,000 INR 3,984,673
19,455,806
Indonesia 3.8%
Indonesia Government Bond ,
FR35, Senior Bond, 12.9%, 6/15/22 . 10,168,000,000 IDR 763,175
FR43, 10.25%, 7/15/22 .......... 154,000,000 IDR 11,331
FR63, 5.625%, 5/15/23 .......... 2,150,000,000 IDR 151,879
FR46, 9.5%, 7/15/23 ............ 73,000,000,000 IDR 5,525,597
FR39, 11.75%, 8/15/23 .......... 1,616,000,000 IDR 127,685
FR70, 8.375%, 3/15/24 .......... 84,648,000,000 IDR 6,385,203
FR81, 6.5%, 6/15/25 ............ 50,707,000,000 IDR 3,674,894
FR86, 5.5%, 4/15/26 ............ 142,120,000,000 IDR 9,849,406
26,489,170
Mexico 2.5%
Mexican Bonos Desarr Fixed Rate ,
M, Senior Note, 7.25%, 12/09/21 ... 99,890,000 MXN 5,058,912
M, 6.5%, 6/09/22 ............... 196,230,000 MXN 9,941,088
M, Senior Bond, 8%, 12/07/23 ..... 32,730,000 MXN 1,721,701
M 20, 10%, 12/05/24 ............ 8,530,000 MXN 478,162
17,199,863
South Korea 7.9%
Korea Government Bond, 3.375%,
9/10/23 ...................... 12,173,000,000 KRW 11,265,934
Korea Monetary Stabilization Bond ,
1.18%, 8/02/21 ................ 208,000,000 KRW 184,172

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Korea (continued)
Korea Monetary Stabilization Bond,
(continued)
Senior Note , 0.905%, 4/02/23 ..... 15,660,000,000 KRW $ 13,768,454
Korea Treasury Bond ,
1.375%, 9/10/21 ................ 8,462,200,000 KRW 7,501,468
2%, 12/10/21 .................. 380,000,000 KRW 338,264
2.25%, 9/10/23 ................ 876,000,000 KRW 789,660
0.875%, 12/10/23 ............... 12,469,000,000 KRW 10,901,513
1.875%, 3/10/24 ................ 2,205,000,000 KRW 1,973,104
Senior Note , 1.125%, 6/10/24 ..... 3,396,000,000 KRW 2,978,702
1.375%, 9/10/24 ................ 4,655,400,000 KRW 4,097,845
3%, 9/10/24 ................... 745,000,000 KRW 688,996
54,488,112
Sri Lanka 0.3%
b
Sri Lanka Government Bond ,
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 149,750
Senior Note, 144A, 6.35%, 6/28/24 .. 400,000 276,000
Senior Bond, 144A, 6.85%, 11/03/25 600,000 403,500
Senior Bond, 144A, 6.2%, 5/11/27 .. 1,600,000 991,696
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 125,854
Senior Bond, 144A, 7.85%, 3/14/29 . 200,000 128,000
2,074,800
Supranational 0.5%
i
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 60,000,000 MXN 3,088,587
Turkey 0.6%
Turkey Government Bond ,
13.9%, 11/09/22 ................ 17,350,000 TRY 1,910,964
12.2%, 1/18/23 ................ 1,170,000 TRY 125,102
7.1%, 3/08/23 ................. 4,980,000 TRY 488,020
16.2%, 6/14/23 ................ 6,170,000 TRY 693,579
8.8%, 9/27/23 ................. 3,200,000 TRY 309,530
10.4%, 3/20/24 ................ 270,000 TRY 26,511
12.6%, 10/01/25 ................ 2,990,000 TRY 293,764
3,847,470
Total Foreign Government and Agency Securities (Cost $218,717,689) ............
171,517,746
U.S. Government and Agency Securities 0.7%
United States 0.7%
U.S. Treasury Notes ,
1.625%, 2/15/26 ................ 950,000 984,994
2.125%, 5/31/26 ................ 1,210,000 1,283,545
1.625%, 10/31/26 ............... 2,650,000 2,745,338
5,013,877
Total U.S. Government and Agency Securities (Cost $4,968,803) ..................
5,013,877
Total Long Term Investments (Cost $534,802,974) ...............................
588,883,779

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.2%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 86.50 JPY, Expires 12/20/21 .. 1 2,932,000 AUD $ 18,738
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 20.98 MXN, Expires 10/07/21 . 1 7,238,000 77,304
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 21.57 MXN, Expires
9/15/21 ...................... 1 1,106,000 4,911
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.65 MXN, Expires 8/20/21 ....... 1 1,781,000 3,800
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 22.02 MXN, Expires 6/09/22 .. 1 6,006,000 153,116
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
22.26 MXN, Expires 8/02/21 ....... 1 2,803,000 1,392
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 22.36 MXN, Expires 12/28/21 . 1 4,010,000 35,302
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 3,007,000 46,930
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 3,007,000 46,930
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 2,121,000 59,157
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 1,135,000 31,657
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 1,135,000 31,657
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 2,531,000 72,069
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 2,533,000 64,356
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 3,963,000 1,373
648,692
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
71.10 JPY, Expires 7/15/21 ....... 1 815,000 AUD —

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.00 JPY, Expires 12/20/21 .. 1 5,865,000 AUD $ 15,708
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 77.45 JPY, Expires 9/14/21 ... 1 2,595,000 AUD 3,243
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
78.50 JPY, Expires 7/15/21 ....... 1 3,260,000 AUD 194
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 80.55 JPY, Expires 9/14/21 ... 1 4,938,000 AUD 19,754
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.61 JPY, Expires 12/14/21 .. 1 5,190,000 AUD 62,513
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 82.66 JPY, Expires 9/14/21 ... 1 11,125,000 AUD 100,088
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 18.70 MXN, Expires 6/09/22 .. 1 3,003,000 14,668
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 18.76 MXN, Expires 10/27/21 . 1 4,052,000 7,982
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 19.04 MXN, Expires 6/09/22 .. 1 3,003,000 21,798
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.23 MXN, Expires 8/20/21 ....... 1 1,336,000 2,697
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.35 MXN, Expires 8/02/21 ....... 1 981,000 1,610
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.43 MXN, Expires 8/30/21 .. 1 1,898,000 8,282
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 19.59 MXN, Expires 9/03/21 .. 1 3,666,000 24,351
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 1,060,000 13,999
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 568,000 7,501
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 568,000 7,501
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.88 MXN, Expires 8/11/21 .. 1 1,899,000 19,695

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.15 MXN, Expires 8/20/21 ....... 1 1,712,000 $ 98,928
430,512
Total Options Purchased (Cost $2,338,436) .....................................
1,079,204
Short Term Investments 13.5%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 7.8%
Argentina 0.2%
f,g,j
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
Index Linked, 9/13/21 ............ 36,041,030 ARS 213,421
Index Linked, 2/28/22 ............ 51,259,940 ARS 300,482
Index Linked, 4/18/22 ............ 140,531,141 ARS 820,703
1,334,606
Brazil 1.3%
j
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 11,220,000 BRL 1,863,851
7/01/24 ...................... 46,240,000 BRL 7,360,187
9,224,038
Egypt 0.8%
j
Egypt Treasury Bills ,
7/13/21 ...................... 8,000,000 EGP 509,613
8/10/21 ...................... 3,300,000 EGP 208,453
8/31/21 ...................... 6,000,000 EGP 376,081
9/07/21 ...................... 5,900,000 EGP 368,762
9/28/21 ...................... 3,300,000 EGP 204,316
11/09/21 ..................... 10,800,000 EGP 658,825
12/07/21 ..................... 1,600,000 EGP 96,645
12/14/21 ..................... 7,300,000 EGP 439,621
12/21/21 ..................... 20,000,000 EGP 1,202,019
1/11/22 ...................... 4,700,000 EGP 280,989
2/15/22 ...................... 5,200,000 EGP 306,813
3/01/22 ...................... 2,400,000 EGP 140,867
3/22/22 ...................... 5,400,000 EGP 314,989
5,107,993
Japan 3.5%
j
Japan Treasury Bills ,
7/19/21 ...................... 1,031,400,000 JPY 9,285,245
8/10/21 ...................... 284,000,000 JPY 2,556,887
8/25/21 ...................... 54,000,000 JPY 486,189
9/13/21 ...................... 99,200,000 JPY 893,197
9/27/21 ...................... 174,000,000 JPY 1,566,761
11/22/21 ..................... 499,550,000 JPY 4,498,977

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Japan (continued)
j
Japan Treasury Bills, (continued)
12/20/21 ..................... 571,200,000 JPY $ 5,144,796
24,432,052
Mexico 0.1%
j
Mexico Cetes , BI , 1/13/22 ..........
16,004,500 MXN 783,707
Singapore 1.9%
j
Singapore Treasury Bills ,
7/16/21 ...................... 5,300,000 SGD 3,940,864
8/13/21 ...................... 750,000 SGD 557,561
8/20/21 ...................... 5,040,000 SGD 3,746,615
8/24/21 ...................... 6,390,000 SGD 4,750,032
12,995,072
Total Foreign Government and Agency Securities (Cost $54,501,575) ..............
53,877,468
Industry Shares
Money Market Funds 5.7%
United States 5.7%
k,l
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 39,594,779 39,594,779
Total Money Market Funds (Cost $39,594,779) ..................................
39,594,779
a a a a a
Total Short Term Investments (Cost $94,096,354 ) ................................
93,472,247
a a a
a
Total Investments (Cost $631,237,764) 99.0% ...................................
$683,435,230
Options Written (0.1)% .......................................................
(1,051,558)
Other Assets, less Liabilities 1.1% .............................................
7,847,807
Net Assets 100.0% ...........................................................
$690,231,479
a a a
a
Number of
Contracts
Notional
Amount
#
m
Options Written (0.1)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.20 JPY, Expires 12/20/21 .. 1 2,932,000 AUD (86,140)
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 85.74 JPY, Expires 9/14/21 ... 1 7,417,000 AUD (23,330)
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 21.10 MXN, Expires 9/03/21 .. 1 3,666,000 (20,730)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.15 MXN, Expires 8/20/21 ....... 1 1,712,000 (6,633)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.61 MXN, Expires 10/07/21 . 1 3,619,000 (10,447)

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
m
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 902,000 $ (32,282)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 902,000 (32,282)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
23.43 MXN, Expires 8/20/21 ....... 1 1,781,000 (656)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 24.20 MXN, Expires
9/15/21 ...................... 1 668,000 (371)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
24.62 MXN, Expires 8/02/21 ....... 1 701,000 (35)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 25.33 MXN, Expires 12/28/21 . 1 2,570,000 (5,427)
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 25.41 MXN, Expires 6/09/22 .. 1 4,004,000 (29,409)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 26.61 MXN, Expires 8/30/21 .. 1 1,898,000 (118)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 27.38 MXN, Expires 8/11/21 .. 1 1,899,000 (36)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 1,321,000 (798)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 568,000 (4,229)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 568,000 (4,229)
(257,152)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 68.40 JPY, Expires 12/20/21 .. 1 2,932,000 AUD (1,957)
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
75.90 JPY, Expires 7/15/21 ....... 1 3,260,000 AUD (27)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 78.33 JPY, Expires 12/14/21 .. 1 7,793,000 AUD (42,600)
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 80.56 JPY, Expires 9/14/21 ... 1 5,562,000 AUD (22,336)

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
m
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 82.09 JPY, Expires 9/14/21 ... 1 2,469,000 AUD $ (17,886)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.32 MXN, Expires 10/07/21 . 1 6,510,000 (33,262)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.71 MXN, Expires 10/27/21 . 1 4,052,000 (47,242)
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 19.84 MXN, Expires 6/09/22 .. 1 6,006,000 (101,209)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.86 MXN, Expires 8/20/21 ....... 1 2,671,000 (28,417)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 902,000 (14,784)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 902,000 (14,784)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 20.21 MXN, Expires
9/15/21 ...................... 1 334,000 (7,238)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.94 MXN, Expires 8/30/21 .. 1 1,898,000 (92,059)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.43 MXN, Expires 8/11/21 .. 1 1,899,000 (135,767)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 1,135,000 (60,702)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 2,121,000 (113,434)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 1,135,000 (60,702)
(794,406)
Total Options Written (Premiums received $1,463,879) ...........................
$ (1,051,558)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $29,019,284, representing 4.2% of net assets.
c
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
d
See Note 10 regarding restricted securities.

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).
At June 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
e
Income may be received in additional securities and/or cash.
f
Redemption price at maturity is adjusted for inflation. See Note 1(h).
g
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 13 regarding fair value measurements.
h
The coupon rate shown represents the rate at period end.
i
A supranational organization is an entity formed by two or more central governments through international treaties.
j
The security was issued on a discount basis with no stated coupon rate.
k
See Note 3(f) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
m
See Note 1(c) regarding written options.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI ACWI NTR Index ........................ Short 269 $ 19,841,440 9/17/21 $ (16,845)
Total Futures Contracts ...................................................................... $(16,845)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... JPHQ Buy 195,530,000 269,140 7/01/21 $ — $ (2,888)
Chilean Peso ...... JPHQ Sell 195,530,000 263,692 7/01/21 — (2,560)
Chilean Peso ...... GSCO Buy 239,550,000 330,414 7/02/21 — (4,220)
Chilean Peso ...... GSCO Sell 239,550,000 325,476 7/02/21 — (718)
Chilean Peso ...... JPHQ Buy 385,130,000 531,023 7/02/21 — (6,595)
Chilean Peso ...... JPHQ Sell 385,130,000 519,379 7/02/21 — (5,050)
Chilean Peso ...... JPHQ Buy 672,180,000 935,825 7/06/21 — (20,622)
Chilean Peso ...... JPHQ Sell 672,180,000 912,668 7/06/21 — (2,535)
Mexican Peso ...... CITI Buy 73,484,000 3,705,288 7/08/21 — (21,932)
Mexican Peso ...... CITI Sell 73,484,000 3,422,914 7/08/21 — (260,441)
Euro ............. JPHQ Sell 2,076,595 21,150,000 SEK 7/12/21 8,682 —
Indian Rupee ...... HSBK Buy 133,568,000 1,782,451 7/12/21 11,548 —
Chinese Yuan ...... CITI Buy 19,903,590 3,049,985 7/14/21 24,555 —
Chilean Peso ...... GSCO Buy 627,450,000 868,888 7/15/21 — (14,796)
Euro ............. DBAB Sell 1,626,786 16,628,116 SEK 7/15/21 13,671 —
Euro ............. UBSW Sell 392,930 472,714 7/23/21 6,537 —
Euro ............. HSBK Sell 8,418,017 13,093,945 CAD 8/03/21 571,511 —
Euro ............. JPHQ Sell 5,340,000 8,315,635 CAD 8/03/21 370,157 —
Chilean Peso ...... GSCO Buy 1,319,352,647 1,835,182 8/06/21 — (40,332)
Chilean Peso ...... GSCO Buy 239,550,000 325,308 8/09/21 551 —
Mexican Peso ...... CITI Sell 13,244,000 666,583 8/13/21 5,837 —
Australian Dollar .... DBAB Sell 3,330,000 2,574,713 8/16/21 77,371 —
Australian Dollar .... MSCO Sell 3,379,000 2,631,126 8/16/21 97,037 —
Chilean Peso ...... GSCO Buy 712,184,411 1,008,560 8/16/21 — (39,958)
Euro ............. JPHQ Sell 2,356,016 3,450,000 CAD 8/16/21 — (13,976)

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Chilean Peso ...... GSCO Buy 681,736,936 963,641 8/17/21 $ — $ (36,472)
Chilean Peso ...... JPHQ Buy 1,529,700,000 2,146,173 8/17/21 — (65,767)
Mexican Peso ...... CITI Sell 46,247,000 2,148,044 8/23/21 — (156,296)
Japanese Yen ...... CITI Buy 70,330,000 667,550 8/24/21 — (34,147)
Euro ............. DBAB Sell 1,877,412 2,304,486 8/27/21 75,466 —
Chilean Peso ...... GSCO Buy 967,151,740 1,328,182 9/01/21 — (13,372)
Euro ............. JPHQ Sell 6,405,813 7,821,977 9/02/21 215,504 —
Euro ............. UBSW Sell 943,744 1,145,353 9/07/21 24,595 —
Indian Rupee ...... JPHQ Buy 113,941,400 1,514,795 9/07/21 4,951 —
Indian Rupee ...... CITI Buy 110,703,100 1,472,214 9/08/21 4,150 —
Indian Rupee ...... JPHQ Buy 147,383,500 1,972,161 9/08/21 — (6,619)
Russian Ruble ..... JPHQ Buy 19,160,000 252,132 9/08/21 7,099 —
Russian Ruble ..... MSCO Buy 123,931,100 1,630,865 9/08/21 45,895 —
Indian Rupee ...... CITI Buy 133,442,300 1,800,477 9/09/21 — (21,088)
Russian Ruble ..... JPHQ Buy 26,883,900 357,222 9/09/21 6,449 —
Chinese Yuan ...... BOFA Buy 19,668,730 3,062,115 9/10/21 — (36,603)
Chinese Yuan ...... CITI Buy 30,403,810 4,732,938 9/10/21 — (56,119)
Chinese Yuan ...... BOFA Buy 23,581,730 3,665,744 9/13/21 — (39,126)
Indian Rupee ...... HSBK Buy 133,941,730 1,813,896 9/13/21 — (28,774)
Japanese Yen ...... CITI Buy 230,199,313 2,102,951 9/13/21 — (29,355)
Russian Ruble ..... DBAB Buy 190,779,900 2,532,306 9/13/21 46,710 —
Russian Ruble ..... DBAB Buy 122,261,200 1,624,474 9/14/21 28,006 —
Chilean Peso ...... GSCO Buy 1,481,871,479 2,041,811 9/15/21 — (28,152)
Euro ............. DBAB Sell 638,364 6,569,400 SEK 9/15/21 10,007 —
Euro ............. DBAB Sell 656,768 7,070,900 NOK 9/15/21 41,713 —
Mexican Peso ...... MSCO Sell 10,211,400 514,091 9/15/21 6,866 —
Euro ............. DBAB Sell 2,045,137 20,785,138 SEK 9/16/21 1,466 —
Euro ............. JPHQ Sell 1,335,487 13,536,100 NOK 9/16/21 — (13,074)
Euro ............. JPHQ Sell 1,296,662 13,824,100 NOK 9/20/21 66,398 —
Japanese Yen ...... MSCO Buy 6,285,774,700 60,935,831 9/21/21 — (4,310,191)
Japanese Yen ...... MSCO Sell 6,088,200,000 56,070,779 9/21/21 1,224,997 —
New Zealand Dollar . BOFA Buy 1,200,000 850,815 9/21/21 — (12,355)
Euro ............. DBAB Sell 3,507,563 35,502,500 NOK 9/22/21 — (40,529)
Chilean Peso ...... JPHQ Buy 777,430,000 1, 047,438 9/24/21 8,680 —
Australian Dollar .... CITI Sell 2,121,000 1,607,347 9/28/21 16,420 —
Japanese Yen ...... CITI Buy 177,926,070 1,608,008 9/28/21 — (5,044)
Chilean Peso ...... GSCO Buy 201,220,000 274,291 9/29/21 — (982)
Chilean Peso ...... JPHQ Buy 1,262,000,000 1,763,287 9/30/21 — (49,219)
Euro ............. DBAB Sell 661,727 6,689,000 NOK 9/30/21 — (8,791)
Euro ............. JPHQ Sell 11,889,369 120,073,113 NOK 9/30/21 — (170,657)
Mexican Peso ...... CITI Sell 36,742,000 1,832,884 10/01/21 11,881 —
Chilean Peso ...... JPHQ Buy 672,180,000 911,443 10/04/21 1,390 —
Chinese Yuan ...... HSBK Buy 21,550,930 3,242,277 10/15/21 64,526 —
Euro ............. DBAB Sell 1,229,043 12,471,100 SEK 10/18/21 — (1,989)
Euro ............. DBAB Sell 999,137 10,071,000 NOK 10/19/21 — (17,382)
Euro ............. DBAB Sell 1,228,668 12,471,100 SEK 10/19/21 — (1,559)
Euro ............. JPHQ Sell 1,343,210 13,536,100 NOK 10/19/21 — (23,724)
Euro ............. HSBK Sell 2,803,568 353,684,074 JPY 10/25/21 — (145,546)
Japanese Yen ...... HSBK Sell 356,839,209 2,803,568 EUR 10/25/21 117,110 —
Mexican Peso ...... CITI Sell 36,742,000 1,825,055 11/01/21 11,997 —
Euro ............. HSBK Sell 5,849,853 8,743,745 CAD 11/03/21 96,513 —
Indian Rupee ...... CITI Buy 82,812,900 1,087,211 11/10/21 8,482 —
Chinese Yuan ...... JPHQ Buy 14,973,410 2,295,176 11/22/21 — (3,493)
Russian Ruble ..... JPHQ Buy 14,536,100 193,132 12/06/21 259 —
Russian Ruble ..... MSCO Buy 200,145,100 2,662,035 12/06/21 742 —
Russian Ruble ..... JPHQ Buy 26,883,800 358,498 12/07/21 — (900)
Chinese Yuan ...... JPHQ Buy 11,668,020 1,804,742 12/10/21 — (21,111)

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Chinese Yuan ...... JPHQ Buy 29,990,050 4,637,008 12/13/21 $ — $ (53,506)
Euro ............. DBAB Sell 3,297,950 33,256,202 SEK 12/13/21 — (32,178)
Chinese Yuan ...... HSBK Buy 21,692,020 3,352,242 12/15/21 — (37,408)
Russian Ruble ..... DBAB Buy 182,569,600 2,405,993 12/15/21 18,666 —
Euro ............. DBAB Sell 3,461,912 35,026,930 SEK 12/16/21 — (20,178)
New Zealand Dollar . JPHQ Buy 3,950,000 2,817,776 12/20/21 — (59,159)
New Zealand Dollar . CITI Buy 1,410,000 999,197 12/21/21 — (14,480)
New Zealand Dollar . JPHQ Buy 1,410,000 996,857 12/21/21 — (12,141)
Chilean Peso ...... GSCO Buy 809,130,000 1,093,568 12/23/21 4,277 (2,233)
Japanese Yen ...... BNDP Buy 317,077,140 2,883,290 12/23/21 — (23,126)
Indian Rupee ...... JPHQ Buy 113,619,700 1,471,948 1/27/22 16,383 —
Russian Ruble ..... DBAB Buy 121,099,600 1,609,524 3/11/22 — (24,274)
Euro ............. DBAB Sell 648,944 6,561,800 SEK 6/15/22 — (6,147)
Euro ............. DBAB Sell 1,059,287 10,786,400 NOK 6/16/22 — (16,630)
Euro ............. DBAB Sell 851,288 8,716,000 NOK 6/20/22 — (8,016)
Total Forward Exchange Contracts ................................................... $3,375,055 $(6,124,535)
Net unrealized appreciation (depreciation) ............................................ $(2,749,480)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note 11 regarding other derivative information.
See Abbreviations on page 56 .

Templeton Global Investment Trust
Consolidated Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Templeton
Global
Balanced Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $591,642,985
Cost - Non-controlled affiliates (Note 3f) ........................................................ 39,594,779
Value - Unaffiliated issuers .................................................................. $643,840,451
Value - Non-controlled affiliates (Note 3f) ........................................................ 39,594,779
Cash .................................................................................... 379,604
Restricted currency, at value (cost $857) (Note 1d) .................................................. 857
Foreign currency, at value (cost $4,265,557) ...................................................... 4,257,817
Receivables:
Capital shares sold ........................................................................ 58,617
Dividends and interest ..................................................................... 3,849,858
European Union tax reclaims (Note 1g) ......................................................... 8,016,477
Deposits with brokers for:
OTC derivative contracts .................................................................. 3,300,000
Futures contracts ........................................................................ 1,394,496
Variation margin on futures contracts ........................................................... 52,455
Unrealized appreciation on OTC forward exchange contracts .......................................... 3,375,055
Deferred tax benefit (Note 1f) .................................................................. 312,828
Total assets .......................................................................... 708,433,294
Liabilities:
Payables:
Investment securities purchased .............................................................. 5,428,677
Capital shares redeemed ................................................................... 1,224,662
Management fees ......................................................................... 409,539
Distribution fees .......................................................................... 178,291
Transfer agent fees ........................................................................ 179,071
Trustees' fees and expenses ................................................................. 33,452
IRS closing agreement fees for European Union tax reclaims (Note 1g) ................................. 2,623,074
Deposits from brokers for:
OTC derivative contracts .................................................................. 200,000
Options written, at value (premiums received $1,463,879) ............................................ 1,051,558
Unrealized depreciation on OTC forward exchange contracts .......................................... 6,124,535
Deferred tax ............................................................................... 422,660
Accrued expenses and other liabilities ........................................................... 326,296
Total liabilities ......................................................................... 18,201,815
Net assets, at value ................................................................. $690,231,479
Net assets consist of:
Paid-in capital ............................................................................. $820,430,387
Total distributable earnings (losses) ............................................................. (130,198,908)
Net assets, at value ................................................................. $690,231,479

Templeton Global Investment Trust
Consolidated Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Templeton
Global
Balanced Fund
Class A:
Net assets, at value ....................................................................... $342,688,352
Shares outstanding ........................................................................ 117,176,862
Net asset value per share
a
.................................................................. $2.92
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $3.09
Class A1:
Net assets, at value ....................................................................... $192,525,107
Shares outstanding ........................................................................ 65,728,728
Net asset value per share
a
.................................................................. $2.93
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $3.04
Class C:
Net assets, at value ....................................................................... $72,604,130
Shares outstanding ........................................................................ 24,940,146
Net asset value and maximum offering price per share
a
............................................. $2.91
Class C1:
Net assets, at value ....................................................................... $7,832,299
Shares outstanding ........................................................................ 2,668,120
Net asset value and maximum offering price per share
a
............................................. $2.94
Class R:
Net assets, at value ....................................................................... $1,362,480
Shares outstanding ........................................................................ 463,558
Net asset value and maximum offering price per share ............................................. $2.94
Class R6:
Net assets, at value ....................................................................... $4,171,283
Shares outstanding ........................................................................ 1,422,545
Net asset value and maximum offering price per share ............................................. $2.93
Advisor Class:
Net assets, at value ....................................................................... $69,047,828
Shares outstanding ........................................................................ 23,495,361
Net asset value and maximum offering price per share ............................................. $2.94
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Global Investment Trust
Consolidated Statement of Operations*
Consolidated Statement of Operations*
for the six months ended June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Templeton
Global
Balanced Fund
Investment income:
Dividends: (net of foreign taxes of $259,624)
Unaffiliated issuers ........................................................................ $3,087,250
Non-controlled affiliates (Note 3f) ............................................................. 1,600
Interest: (net of foreign taxes of $240,557)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 2,406,638
Paid in cash
a
........................................................................... 6,156,323
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,929
Non-controlled affiliates (Note 3f) ............................................................. 101
Other income (Note 1g) ...................................................................... 67,051
Less: IRS closing agreement fees for European Union tax reclaims (Note 1g) .............................. (1,173,524)
Total investment income ................................................................... 10,547,368
Expenses:
Management fees (Note 3a) ................................................................... 2,835,518
Distribution fees: (Note 3c)
    Class A ................................................................................ 438,424
    Class A1 ............................................................................... 245,092
    Class C ................................................................................ 385,045
    Class C1 ............................................................................... 34,343
    Class R ................................................................................ 3,580
Transfer agent fees: (Note 3e)
    Class A ................................................................................ 231,963
    Class A1 ............................................................................... 129,673
    Class C ................................................................................ 50,943
    Class C1 ............................................................................... 6,996
    Class R ................................................................................ 1,001
    Class R6 ............................................................................... 1,577
    Advisor Class ............................................................................ 48,600
Custodian fees (Note 4) ...................................................................... 56,374
Reports to shareholders ...................................................................... 80,929
Registration and filing fees .................................................................... 62,193
Professional fees ........................................................................... 76,778
Trustees' fees and expenses .................................................................. 63,992
Other .................................................................................... 22,928
Total expenses ......................................................................... 4,775,949
Expense reductions (Note 4) ............................................................... (1,649)
Expenses waived/paid by affiliates (Note 3f and 3g) .............................................. (188,061)
Net expenses ......................................................................... 4,586,239
Net investment income ................................................................ 5,961,129

Templeton Global Investment Trust
Consolidated Statement of Operations*
Consolidated Statement of Operations*
(continued)
for the six months ended June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Templeton
Global
Balanced Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 34,446,277
Written options ........................................................................... (576,109)
Foreign currency transactions ................................................................ 332,045
Forward exchange contracts ................................................................. (5,451,533)
Futures contracts ......................................................................... (1,108,727)
Net realized gain (loss) .................................................................. 27,641,953
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (6,639,285)
Translation of other assets and liabilities denominated in foreign currencies .............................. (523,995)
Written options ........................................................................... 1,096,583
Forward exchange contracts ................................................................. 5,206,021
Futures contracts ......................................................................... (16,845)
Change in deferred tax be nefit (Note 1f) ........................................................ 169,014
Change in deferred taxes on unrealized appreciation ............................................... 264,049
Net change in unrealized appreciation (depreciation) ............................................ (444,458)
Net realized and unrealized gain (loss) ............................................................ 27,197,495
Net increase (decrease) in net assets resulting from operations .......................................... $33,158,624
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021. See Note 1(f).
a
Includes amortization of premium and accretion of discount.

Templeton Global Investment Trust
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Templeton Global Balanced Fund
Six Months Ended
June 30, 2021*
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,961,129 $21,602,150
Net realized gain (loss ) ................................................. 27,641,953 (137,143,546)
Net change in unrealized appreciation (depreciation) ........................... (444,458) 96,699,913
Net increase (decrease) in net assets resulting from operations ................ 33,158,624 (18,841,483)
Distributions to shareholders:
Class A ............................................................. (3,589,095) (7,638,802)
Class A1 ............................................................ (2,008,864) (4,211,501)
Class C ............................................................. (481,735) (1,311,955)
Class C1 ............................................................ (72,079) (277,743)
Class R ............................................................. (12,855) (35,053)
Class R6 ............................................................ (52,363) (116,532)
Advisor Class ........................................................ (822,640) (2,125,461)
Total distributions to shareholders .......................................... (7,039,631) (15,717,047)
Capital share transactions: (Note 2)
Class A ............................................................. (24,865,275) (98,421,442)
Class A1 ............................................................ (13,354,567) (48,191,066)
Class C ............................................................. (13,967,935) (49,773,621)
Class C1 ............................................................ (5,712,351) (13,329,161)
Class R ............................................................. (285,002) (700,761)
Class R6 ............................................................ (622,104) (1,245,261)
Advisor Class ........................................................ (11,124,845) (55,341,265)
Total capital share transactions ............................................ (69,932,079) (267,002,577)
Net increase (decrease) in net assets ................................... (43,813,086) (301,561,107)
Net assets:
Beginning of period ..................................................... 734,044,565 1,035,605,672
End of period .......................................................... $690,231,479 $734,044,565
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021. See Note 1(f).

Templeton Global Investment Trust

franklintempleton.com
Semiannual Report
Notes to Consolidated Financial Statements (unaudited)
Templeton Global Balanced Fund
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP). Templeton Global
Balanced Fund (Fund) is included in this report. The Fund
offers seven classes of shares: Class A, Class A1, Class C,
Class C1, Class R, Class R6 and Advisor Class. Class C
and Class C1 shares automatically convert to Class A shares
after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instru ments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of

Templeton Global Investment Trust
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Consolidated Statement of
Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote exchange traded and OTC
option contracts primarily to manage and/or gain exposure
to equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of
a swap (swaption), at a specified price. When an option is
purchased or written, an amount equal to the premium paid
or received is recorded as an asset or liability, respectively.
Upon exercise of an option, the acquisition cost or sales
proceeds of the underlying investment is adjusted by any
premium received or paid. Upon expiration of an option, any
premium received or paid is recorded as a realized gain or
loss. Upon closing an option other than through expiration
or exercise, the difference between the premium received
or paid and the cost to close the position is recorded as a
realized gain or loss.
See Note 11 regarding other derivative information.
d. Restricted Currency
At June 30, 2021, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement
in the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Consolidated Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. At June 30, 2021, the Fund had no securities on loan.
f. Investments in FT Holdings Corporation IV (FT
Subsidiary)
Prior to April 27, 2021, the Fund invested in FT Subsidiary.
FT Subsidiary was a Delaware Corporation, was a wholly-
owned subsidiary of the Fund, and was able to invest in
certain financial instruments consistent with the investment objective of the Fund. In December 2020, FT Subsidiary’s
sole investment, Turtle Bay Resort, liquidated and paid
a final distribution. FT Subsidiary, which is a tax paying
entity, recognized a realized loss on its Turtle Bay Resort
investment. An estimated deferred tax asset based on such
realized loss was recorded. The estimated benefit was
calculated using the federal rates applicable at the time the tax was paid. The losses will be carried-back to offset prior year gains, resulting in a tax refund which will relieve the estimated deferred tax asset once the final tax filings are
completed.
On April 27, 2021, the Fund redeemed out of FT Subsidiary.
FT Subsidiary ceased operations and simultaneously
transferred its assets and liabilities to the Fund (including the deferred tax asset).
The results of operations of the FT Subsidiary through April
27, 2021 have been consolidated into the Consolidated
Statement of Operations, Consolidated Statements
of Changes in Net Assets and Consolidated Financial
Highlights.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Consolidated
Statement of Operations and any related receivable, if any,
is reflected as European Union tax reclaims in the Statement of Assets and Liabilities. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of
receipt of these EU reclaims, and the potential timing of
payment, no amounts are reflected in the consolidated
financial statements. For U.S. income tax purposes, EU
reclaims received by the Fund, if any, reduce the amount of
foreign taxes Fund shareholders can use as tax deductions
or credits on their income tax returns. In the event that
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
EU reclaims received by the Fund during a fiscal year
exceed foreign withholding taxes paid by the Fund, and
the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. The Fund determined to
enter into a closing agreement with the IRS and recorded the estimated fees as a reduction to income, as reflected in the
Consolidated Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of June 30, 2021, the Fund has
determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Consolidated Statement of
Operations.
i. Accounting Estimates
The preparation of consolidated financial statements in
accordance with U.S. GAAP requires management to make
estimates and assumptions that affect the reported amounts
of assets and liabilities at the date of the consolidated
financial statements and the amounts of income and
expenses during the reporting period. Actual results could
differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements (unaudited)

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Templeton Global Balanced Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 5,209,122 $15,139,133 11,969,597 $30,740,318
Shares issued in reinvestment of distributions .......... 1,166,377 3,433,470 3,025,251 7,334,279
Shares redeemed ............................... (14,920,366) (43,437,878) (53,437,948) (136,496,039)
Net increase (decrease) .......................... (8,544,867) $(24,865,275) (38,443,100) $(98,421,442)
Class A1 Shares:
Shares sold ................................... 2,227,869 $6,552,861 4,465,813 $11,503,081
Shares issued in reinvestment of distributions .......... 659,771 1,942,221 1,671,192 4,060,344
Shares redeemed ............................... (7,484,352) (21,849,649) (24,816,714) (63,754,491)
Net increase (decrease) .......................... (4,596,712) $(13,354,567) (18,679,709) $(48,191,066)
Class C Shares:
Shares sold ................................... 1,162,009 $3,382,377 1,719,577 $4,468,395
Shares issued in reinvestment of distributions .......... 162,398 475,431 530,492 1,258,691
Shares redeemed ............................... (6,161,379) (17,825,743) (21,785,484) (55,500,707)
Net increase (decrease) .......................... (4,836,972) $(13,967,935) (19,535,415) $(49,773,621)
Class C1 Shares:
Shares sold ................................... 41,783 $121,558 300,507 $745,468
Shares issued in reinvestment of distributions .......... 24,313 71,700 111,556 267,725
Shares redeemed
a
.............................. (2,007,944) (5,905,609) (5,566,846) (14,342,354)
Net increase (decrease) .......................... (1,941,848) $(5,712,351) (5,154,783) $(13,329,161)
Class R Shares:
Shares sold ................................... 33,753 $99,056 108,372 $285,128
Shares issued in reinvestment of distributions .......... 2,541 7,498 9,318 22,614
Shares redeemed ............................... (133,693) (391,556) (380,527) (1,008,503)
Net increase (decrease) .......................... (97,399) $(285,002) (262,837) $(700,761)
Class R6 Shares:
Shares sold ................................... 316,859 $920,824 643,174 $1,684,430
Shares issued in reinvestment of distributions .......... 17,614 51,915 47,861 116,497
Shares redeemed ............................... (545,665) (1,594,843) (1,194,267) (3,046,188)
Net increase (decrease) .......................... (211,192) $(622,104) (503,232) $(1,245,261)
Advisor Class Shares:
Shares sold ................................... 1,374,474 $4,024,083 4,393,821 $11,486,915
Shares issued in reinvestment of distributions .......... 246,794 728,936 773,816 1,869,231
Shares redeemed ............................... (5,425,613) (15,877,864) (27,406,158) (68,697,411)
Net increase (decrease) .......................... (3,804,345) $(11,124,845) (22,238,521) $(55,341,265)
a
May include a portion of Class C1 shares that were automatically converted to Class A.

Templeton Global Investment Trust
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
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Templeton Global Balanced Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.795% of the
Fund’s average daily net assets.
Under a subadvisory agreement, Advisers, an affiliate of Global Advisors, provides subadvisory services to the Fund. The subadvisory fee is paid by Global Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C, C1 and R compensation
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.825% Up to and including $500 million
0.725% Over $500 million, up to and including $1 billion
0.675% Over $1 billion, up to and including $1.5 billion
0.625% Over $1.5 billion, up to and including $6.5 billion
0.600% Over $6.5 billion, up to and including $11.5 billion
0.578% Over $11.5 billion, up to and including $16.5 billion
0.565% Over $16.5 billion, up to and including $19 billion
0.555% Over $19 billion, up to and including $21.5 billion
0.545% In excess of $21.5 billion

Templeton Global Investment Trust
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
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Templeton Global Balanced Fund
(continued)
distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
.
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2021, the Fund paid transfer agent fees of $470,753, of which $203,248 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class C1 ................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $9,231
CDSC retained .............................................................................. $842
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
g. Waiver and Expense Reimbursements
Effective March 1, 2021, Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.95% based on the average net assets of each class until April 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2022.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Consolidated Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Balanced Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $57,777,120 $149,648,258 $(167,830,599) $— $— $39,594,779 39,594,779 $1,600
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $53,791,000 $(53,791,000) $ — $ — $— — $101
Total Affiliated Securities .... $57,777,120 $203,439,258 $(221,621,599) $— $— $39,594,779 $1,701
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $42,302,683
Long term ................................................................................ 168,531,075
Total capital loss carryforwards ............................................................... $210,833,758
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2020, the Fund deferred late-year ordinary losses of $3,669,679.
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, foreign capital gains tax, payments-
in-kind, bond discounts and premiums, tax straddles, inflation related adjustments on foreign securities and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$215,578,153 and $282,262,642, respectively.
7. Credit Risk
At June 30, 2021, the Fund had 9.4% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At June 30, 2021, the Fund had 2.0% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in
Argentina could continue to affect the value of the Fund's holdings.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $630,787,475
Unrealized appreciation ........................................................................ $126,984,912
Unrealized depreciation ........................................................................ (78,155,041)
Net unrealized appreciation (depreciation) .......................................................... $48,829,871
5. Income Taxes
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
11. Other Derivative Information
At June 30, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Balanced Fund
439,500 Aspirational Consumer Lifestyle Corp ............. 2/01/21 $ 4,395,000 $ 4,395,000
32,900,733
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 81,025 —
4,646,498
a
K2016470219 South Africa Ltd., B ............... 2/01/17 3,450 —
Total Restricted Securities (Value is 0.64% of Net Assets) ............. $4,479,475 $4,395,000
a
The Fund also invests in unrestricted securities of the issuer, valued at $- as of June 30, 2021.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Balanced Fund
Foreign exchange contracts ..
Investments in securities, at value $ 1,079,204
a
Options written, at value $ 1,051,558
Unrealized appreciation on OTC
forward exchange contracts
3,37 5,055 Unrealized depreciation on OTC
forward exchange contracts
6,12 4,535
Equity contracts ...........
Variation margin on futures
contracts
— Variation margin on futures
contracts
16,845
b
Total .................... $4,454,259 $7,192,938
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
b
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Templeton Global Investment Trust
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Templeton Global Balanced Fund
(continued)
For the period ended June 30, 2021, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:
For the period ended June 30, 2021, the average month end notional amount of futures contracts and options contracts represented $6,567,712, and $219,676,534, respectively. The average month end contract value of forward exchange contracts was $397,218,201.
At June 30, 2021, OTC derivative assets and liabilities are as follows:
At June 30, 2021, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Global Balanced Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Investments $(2,158,898)
a
Investments $761,009
a
Written options (576,109) Written options 1,096,583
Forward exchange contracts (5,451,533) Forward exchange contracts 5,206,021
Equity Contracts ..............
Investments (2,474,687)
a
Investments 1,090,865
a
Futures contracts (1,108,727) Futures contracts (16,845)
Total ....................... $(11,769,954) $8,137,633
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Consolidated Statement of Operations.
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Balanced Fund
Derivatives
Forward exchange contracts ............................. $ 3,37 5,055 $ 6,12 4,535
Options purchased ..................................... 1,079,204 —
Options written ........................................ — 1,051,558
Total ............................................. $4,454,259 $7,176,093
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
11. Other Derivative Information
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Templeton Global Balanced Fund
(continued)
At June 30, 2021, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Templeton Global Balanced Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... — — — — —
CITI ..................... 709,771 (709,771) — — —
DBAB ................... 313,076 (177,673) — (135,403) —
GSCO ................... 4,828 (4,828) — — —
HSBK ................... 861,208 (211,728) (649,480) — —
JPHQ ................... 705,952 (533,596) (172,356) — —
MSCO ................... 1,828,292 (1,828,292) — — —
UBSW ................... 31,132 — — — 31,132
Total ................... $4,454,259 $(3,465,888) $ (821,836) $(135,403) $31,132
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton Global Balanced Fund
Counterparty
BNDP ................... $23,126 $— $— $— $23,126
BOFA .................... 88,084 — — — 88,084
CITI ..................... 1,190,121 (709,771) — (400,000) 80,350
DBAB ................... 177,673 (177,673) — — —
GSCO ................... 181,235 (4,828) — (90,000) 86,407
HSBK ................... 211,728 (211,728) — — —
JPHQ ................... 533,596 (533,596) — — —
MSCO ................... 4,770,530 (1,828,292) — (2,810,000) 132,238
UBSW ................... — — — — —
Total ................... $7,176,093 $(3,465,888) $— $(3,300,000) $410,205
a
In At June 30, 2021, the Fund received U.S. Treasury Bonds and Notes and U.K Treasury Inflation-Linked Gilt Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
11. Other Derivative Information
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
See Note 1(c) regarding derivative financial instruments.
See Abbreviations page 56.
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended June 30, 2021, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. $ — $ 1,839,576 $ — $ 1,839,576
China ............................... 7,794,731 32,203,397 — 39,998,128
France .............................. — 4,069,099 — 4,069,099
Germany ............................ — 32,406,621 — 32,406,621
Hong Kong ........................... — 10,797,746 — 10,797,746
India ................................ — 8,296,163 — 8,296,163
Ireland .............................. 4,263,474 — — 4,263,474
Japan ............................... — 35,182,211 — 35,182,211
Luxembourg .......................... — 4,305,656 — 4,305,656
Netherlands .......................... — 4,394,149 — 4,394,149
Singapore ............................ — — 4,395,000 4,395,000
11. Other Derivative Information
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Templeton Global Balanced Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
South Africa .......................... $ — $ — $ —
a
$ —
South Korea .......................... — 11,097,508 — 11,097,508
Spain ............................... — 4,332,243 — 4,332,243
Taiwan .............................. — 12,560,780 — 12,560,780
United Kingdom ....................... 3,181,800 46,388,577 — 49,570,377
United States ......................... 184,843,425 — — 184,843,425
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities :
Argentina ............................ — — 12,319,628 12,319,628
Brazil ............................... — 3,528,996 — 3,528,996
Colombia ............................ — 10,073,926 — 10,073,926
Ecuador ............................. — 6,819,001 — 6,819,001
El Salvador ........................... — 91,760 — 91,760
Ghana .............................. — 12,040,627 — 12,040,627
India ................................ — 19,455,806 — 19,455,806
Indonesia ............................ — 26,489,170 — 26,489,170
Mexico .............................. — 17,199,863 — 17,199,863
South Korea .......................... — 54,488,112 — 54,488,112
Sri Lanka ............................ — 2,074,800 — 2,074,800
Supranational ......................... — 3,088,587 — 3,088,587
Turkey .............................. — 3,847,470 — 3,847,470
U.S. Government and Agency Securities ....... — 5,013,877 — 5,013,877
Options purchased ....................... — 1,079,204 — 1,079,204
Short Term Investments ................... 39,594,779 52,542,862 1,334,606 93,472,247
Total Investments in Securities ........... $239,678,209 $425,707,787
b
$18,049,234 $683,435,230
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 3,375,055 $ — $ 3,375,055
Restricted Currency (ARS) ................. — — 857 857
Total Other Financial Instruments ......... $— $3,375,055 $857 $3,375,912
Receivables:
Interest (ARS) ........................... $— $— $224,467 $224,467
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 1,051,558 $ — $ 1,051,558
Forward exchange contracts ................ — 6,124,535 — 6,124,535
Futures contracts ........................ 16,845 — — 16,845
Total Other Financial Instruments ......... $16,845 $7,176,093 $— $7,192,938
Payables:
Deferred Tax(ARS) ....................... $— $— $444 $444
a
Includes securities determined to have no value at June 30, 2021.
b
Includes foreign securities valued at $207,873,726, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
13. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Templeton Global Balanced Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2021, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
Singapore ..... $ — $ 4,395,000 $ — $ — $ — $ — $ — $ — $ 4,395,000 $ —
South Africa ... —
c
— — — — — — — —
c
—
Corporate Bonds :
South Africa ... 8,631
c
793 — — — 257,029 — (266,453) —
c
(266,453)
Foreign Government
and Agency
Securities :
Argentina ..... 11,467,470 2,776,094 (660,506) — — 510,491 (174,371) (1,599,550) 12,319,628 (1,342,327)
Short Term
Investments ... 761,069 1,355,561 (570,367) — — 8,607 (53,955) (166,309) 1,334,606 (155,247)
Total Investments in
Securities ........ $12,237,170 $8,527,448 $(1,230,873) $— $— $776,127 $(228,326) $(2,032,312) $18,049,234 $(1,764,027)
Other Financial Instruments:
Restricted Currency
(ARS) .......
$800 $5,234,495 $(5,189,902) $— $— $— $(44,547) $11 $857 $—
Receivables:
Interest (ARS) ..
$234,213 $2,930,442 $(2,915,996) $— $— $— $(2,430) $(21,762) $224,467 $(10,005)
Liabilities:
Payables:
Deferred Tax (ARS)
$524 $— $— $— $— $— $— $(80) $444 $(80)
Investment Securities
Purchased (ARS)
$118,056 $— $(119,044) $— $— $— $988 $— $— $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
13. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Templeton Global Balanced Fund
(continued)
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the consolidated financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure, except for the following:
On July 14, 2021, the Board approved a change to the automatic conversion feature for Class C and C1 that will convert shareholders’ Class C and C1 shares into Class A shares after they have been held for 8 years. The change will become effective August 2, 2021. Further details are disclosed in the Fund’s Prospectus.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks:
Singapore
..........
$4,395,000 Market comparables Discount rate 0.4% Decrease
Foreign Government and
agency Securities
Argentina 12,319,628 Market comparables Implied foreign
exchange rate
169.8 ARS/USD Decrease
b
Short Term Investments:
Argentina
...........
1,334,606 Market comparables Implied foreign
exchange rate
169.8 ARS/USD Decrease
c
All Other
............
225,324
d,e
Liabilities:
All Other
............
444
e
Total
..................
$18,274,114
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
c
Represents a significant impact to fair value and net assets.
Represents a significant impact to fair value but not net assets.
d
Includes securities determined to have no value at June 30, 2021.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
13. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Templeton Global Balanced Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
UBSW
UBS AG
Cu r rency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
TRY
Turkish Lira
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
BADLAR
Argentina Deposit Rates Badlar Private Banks
ARS
CER
Reference Stabilization Coefficient
FRN
Floating Rate Note
PIK
Payment-In-Kind

Templeton Global Investment Trust
Tax Information (unaudited)

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Semiannual Report
Templeton Global Balanced Fund
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders $ 1,212,011 of foreign taxes paid and $ 13,106,030 of foreign source income earned by the fund, or amounts as finally determined, during the fiscal year ended December 31, 202 0 .

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Board Approval of Investment
Management Agreements
TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Global Balanced Fund
(Fund)
At a meeting held on February 23, 2021 (Meeting), the Board
of Trustees (Board) of the Templeton Global Investment
Trust (Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Templeton Global Advisors Limited (TGAL) and the
Trust, on behalf of the Fund and the investment sub-advisory agreement between TGAL and Franklin Advisers, Inc. (Sub-
Adviser), an affiliate of TGAL, on behalf of the Fund (each a
Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of each Management
Agreement. TGAL and the Sub-Adviser are each referred to
herein as a Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to each Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from each Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to
the Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager; as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services, legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Managers’ parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services

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Semiannual Report
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and
its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also considered the performance returns for the Fund
in comparison to the performance returns of a customized
peer group (Performance Customized Peer Group) selected
by the Manager. The Board also reviewed and considered
Fund performance reports provided and discussions
that occurred with portfolio managers at Board meetings
throughout the year. A summary of the Fund’s performance
results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional mixed-asset target allocation moderate funds. The Performance Customized Peer Group
for the Fund also provided for the Board’s consideration
included funds that hold at least 40% non-US stocks/
bonds in at least 3 different countries and at least 25% of
assets in fixed income securities and at least 25% of its
assets in equity securities. The Board noted that the Fund’s annualized income return for the one-, three-, five- and
10-year periods was above the medians of its Performance
Universe and Performance Customized Peer Group. The
Board also noted that the Fund’s annualized total return
for the one-, three-, five- and 10-year periods was below
the medians of its Performance Universe and Performance
Customized Peer Group. The Board noted the small
size of the Fund’s Performance Customized Peer Group
for both annualized total return and annualized income
return for the 10-year period and that therefore no quintile information was provided for the Fund for that period. The
Board discussed this performance with management and
management explained that the Performance Universe was
overly broad in that it not only included global allocation
funds like the Fund, but also funds with little to no exposure outside of the US that benefited from the outperformance
of US equity investments versus international equity
investments. Management further explained that the equity
sleeve of the Fund had a significant US underweight relative to its Performance Universe and Performance Customized
Peer Group, which contributed to underperformance.
Management also explained that, with respect to the Fund’s
fixed income sleeve, the Fund had little exposure to US
bonds (compared to 33.2% median exposure for the peer
group), which contributed to the Fund’s underperformance.
Management further explained that the Performance
Universe included a mix of value, blend and growth funds,
whereas the Fund followed a value-oriented investment
approach (which has been out of favor for an extended
period of time). Management also noted the Fund’s
significantly higher cash balance (20.1%) versus the peer
median (4.2%) as of October 31, 2020. The Board noted
a number of changes implemented by management to
address the Fund’s below median annualized total return,
in particular, changes to the Fund’s portfolio management
team and portfolio construction. The Board also noted the
Fund’s first (best) and second quintile annualized income
return compared to that of its Performance Universe and
Performance Customized Peer Group. The Board further
noted that management has continued to add resources
to the portfolio management team as needed and that the
sources of analysis and input have continued to expand.
The Board concluded that the Fund’s Management
Agreement should be continued for an additional one-year
period, and these changes continued to be monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from

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Semiannual Report
those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1
shares for the Fund and for Class A shares for other funds in the Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and
12 other mixed-asset target allocation moderate funds.
The Board noted that the Management Rate and the actual
total expense ratio for the Fund were above the medians
and in the fifth quintile (most expensive) of its Expense
Group. The Board took into account the complexity and
costs of managing a global portfolio of both equity and debt securities. The Board also noted management’s agreement
to implement a waiver to reduce expenses of the Fund. The
Board concluded that the Management Rate charged to
the Fund is reasonable. In doing so, the Board noted that
the Sub-Adviser is paid out of the management fee TGAL
receives from the Fund.
Profitability
The Board reviewed and considered information regarding
the profits realized by each Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2020, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board further noted management’s representation
that the profitability analysis excluded the impact of the
recent acquisition of the Legg Mason companies and that
management expects to incorporate the legacy Legg Mason
companies into the profitability analysis beginning next year.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged by
the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with
respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any, as
the Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered each Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets and would not
be expected to demonstrate additional economies of scale
in the near term, but concluded that to the extent economies

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of scale may be realized by a Manager and its affiliates,
the Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton

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Semiannual Report
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

325 S 08/21
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Semiannual Report and Shareholder Letter
Templeton Global Balanced Fund
Investment Manager Distributor Shareholder Services
Templeton Global Advisors
Limited
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee
of Listed Registrants.
        N/A

Item 6. Schedule of Investments.
    N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.       N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.           N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.      N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.

There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                         N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By S\Matthew T. Hinkle__________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle____________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

By S\Robert G. Kubilis_______________________________
     Robert G. Kubilis
     Chief Financial Officer and Chief Accounting Officer
Date August 25, 2021